UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 145.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.1% (100.0% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 175,435
230	5.125%, 1/01/37	1/15 at 100.00	Caa1	154,622
490	Total Consumer Discretionary			330,057
	Consumer Staples – 5.1% (3.5% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
630	4.500%, 6/01/23	6/17 at 100.00	B1	593,227
5,075	4.750%, 6/01/34	6/17 at 100.00	B2	3,751,845
835	5.000%, 6/01/41	6/17 at 100.00	B2	618,100
6,540	Total Consumer Staples			4,963,172
	Education and Civic Organizations – 11.5% (7.9% of Total Investments)
375	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	473,010
	Bonds, Tender Option Bond Trust 3359, 18.293%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
255	5.000%, 7/01/38	7/23 at 100.00	AA	267,385
340	5.000%, 7/01/43	7/23 at 100.00	AA	352,787
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	BBB	251,685
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,173,716
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	754,830
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA–	60,960
	2004L, 5.125%, 7/01/21 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	1,010,595
	2006A, 5.000%, 7/01/36 – AMBAC Insured
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	856,799
	Option Bond Trust 3922, 13.950%, 7/01/19 (IF)
650	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	847,048
	Option Bond Trust 4741, 13.976%, 7/01/44 (IF) (4)
300	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	311,787
	5.000%, 7/01/42
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	265,889
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	171,935
390	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	413,267
	2013D, 5.000%, 7/01/38
230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	242,735
	5.000%, 12/01/25
135	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	141,882
	5.000%, 12/01/30
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	377,591
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,185	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,195,594
	4.250%, 12/01/25 (Alternative Minimum Tax)
560	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	517,418
	Bond Trust 4736, 11.987%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	388,284
	Bond Trust PA-4643, 20.060%, 6/01/30 (IF) (4)
250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/22 at 100.00	BBB–	173,115
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System
	Project, Refunding Series 2012, 5.125%, 4/01/32
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	58,456
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of
	Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/14 at 100.00	BBB–	364,550
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
315	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.415%,	No Opt. Call	AA–	404,091
	5/01/21 (IF) (4)
10,435	Total Education and Civic Organizations			11,075,409
	Financials – 2.0% (1.4% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	5/14 at 100.00	N/R	837,250
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/14 at 100.00	Baa3	254,375
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	813,713
	Project, Series 2002, 5.750%, 10/01/21
1,850	Total Financials			1,905,338
	Health Care – 16.2% (11.2% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	313,860
	2004A, 5.750%, 2/15/34
710	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	744,613
	Series 2008A, 5.000%, 7/01/27
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	440,744
	Tender Option Bond Trust 3018, 18.832%, 7/01/38 – AGC Insured (IF) (4)
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	902,097
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
180	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	195,161
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
420	5.250%, 7/01/31	7/23 at 100.00	BBB	421,840
225	5.500%, 7/01/43	7/23 at 100.00	BBB	224,339
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	889,004
	Medical Center, Series 2007, 5.000%, 7/01/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,540,410
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	131,351
	Hospital, Series 2005A, 5.500%, 7/01/36
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	442,864
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	181,721
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
1,040	3.750%, 7/01/27	No Opt. Call	A3	993,782
500	5.000%, 7/01/31	7/22 at 100.00	A3	523,760
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	250,994
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
1,240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	1,275,290
	2007, 5.000%, 7/01/38 – AGC Insured
125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	126,238
	Corporation, Series 2005B, 5.000%, 7/01/25 – RAAI Insured
1,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,624,322
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	450,758
	Care System, Series 2006A, 5.000%, 7/01/29
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	713,454
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/14 at 100.00	Ba2	2,000,020
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	669,635
615	5.000%, 7/01/46	7/16 at 100.00	A2	617,749
15,305	Total Health Care			15,674,006
	Housing/Multifamily – 0.9% (0.6% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	599,278
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	319,602
860	Total Housing/Multifamily			918,880
	Housing/Single Family – 5.4% (3.7% of Total Investments)
5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa1	5,209,699
	Series 2011A, 4.650%, 10/01/29
	Industrials – 0.7% (0.5% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	675,662
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 3.0% (2.1% of Total Investments)
620	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	549,785
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB–	250,835
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/14 at 100.00	A–	1,001,410
335	5.500%, 6/01/31	6/14 at 100.00	A–	335,308
290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	287,059
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/14 at 100.00	BBB–	489,415
	Obligated Group, Series 1998, 5.125%, 7/01/25
2,995	Total Long-Term Care			2,913,812
	Tax Obligation/General – 3.8% (2.6% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	1,090,340
	AMBAC Insured
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,164,933
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	335,040
	5.000%, 8/01/27
250	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	288,105
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	778,495
	Refunding Bonds, Covanta Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
3,390	Total Tax Obligation/General			3,656,913
	Tax Obligation/Limited – 33.6% (23.2% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	729,336
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AA	1,066,440
	2005A, 5.000%, 9/01/16 – AGM Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	1,160,302
	2004, 5.250%, 1/01/16 – AMBAC Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	742,487
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,590,549
	Refunding Series 2012A, 5.000%, 11/01/20
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	613,880
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
715	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	847,254
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
600	5.000%, 6/15/19	No Opt. Call	BBB+	688,788
360	5.000%, 6/15/21	No Opt. Call	BBB+	407,311
400	5.000%, 6/15/25	6/22 at 100.00	BBB+	426,276
600	5.000%, 6/15/26	6/22 at 100.00	BBB+	633,702
800	5.000%, 6/15/28	No Opt. Call	BBB+	836,984
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	1,225,272
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	66,275
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	115,469
1,105	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/23 at 100.00	A+	1,206,461
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/28
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	644,342
1,235	5.000%, 9/01/37	9/17 at 100.00	A+	1,293,922
470	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA–	503,967
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	257,055
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	384,738
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	670,085
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	2,552,640
	Appreciation Series 2010A, 0.000%, 12/15/30
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	1,551,745
	2006A, 5.500%, 12/15/22
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	1,482,065
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,130,250
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,223,390
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,941,300
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	1,112,650
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	916,264
	5.000%, 12/15/24
915	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	772,214
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	291,993
	2006A, 4.500%, 7/01/36 – CIFG Insured
575	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	891,975
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145,
	18.358%, 3/01/34 (IF) (4)
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	563,470
	Lien Series 2010B, 5.250%, 10/01/29
41,655	Total Tax Obligation/Limited			32,540,851
	Transportation – 23.9% (16.5% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	1,034,020
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,031,130
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	515,565
325	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A2	331,165
	2012A, 4.000%, 7/01/27
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	519,550
	5.000%, 1/01/40
965	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	1,009,120
	5.000%, 1/01/40
1,260	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	1,279,883
	District Project, Series 2012, 5.000%, 1/01/27
300	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue	9/22 at 100.00	A+	319,920
	Bonds, Refunding Series 2012, 5.000%, 9/01/31
630	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	638,807
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/14 at 100.00	B	900,036
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	1,032,050
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A	1,066,500
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
35	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	38,936
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	348,615
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,051,380
1,660	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,829,868
375	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	434,865
	17.579%, 1/01/43 (IF) (4)
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	249,439
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,573,770
	Series 2005, 5.000%, 12/01/34
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	410,502
	Eighth Series 2008, Trust 2920, 17.784%, 8/15/32 – AGM Insured (IF)
450	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	482,670
	Ninth Series 2013, 5.000%, 12/01/43
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	887,620
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/14 at 100.00	A	5,030,949
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
950	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	No Opt. Call	A–	1,079,286
	Refunding Series 2012, 5.000%, 11/01/22
22,200	Total Transportation			23,095,646
	U.S. Guaranteed – 27.8% (19.1% of Total Investments) (5)
650	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	2/14 at 100.00	AA (5)	650,442
	5.000%, 12/01/18 (Pre-refunded 2/06/14) – NPFG Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA+ (5)	1,980,101
	(Pre-refunded 6/15/16)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
600	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	612,582
1,200	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,225,164
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	427,304
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,	7/14 at 100.00	A (5)	704,221
	Series 2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	746,319
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,066,170
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	554,408
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	637,556
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	31,625
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	126,501
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	6,485
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AA- (5)	642,984
	Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	996,466
1,400	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	1,508,164
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,015,251
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	1,364,173
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	16,778
125	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	139,813
25	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	27,963
245	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	260,023
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Baa1 (5)	12,054,238
	0.000%, 8/01/23 – NPFG Insured (ETM)
20	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	N/R (5)	20,378
	Housing Associates, LLC, Series 2004, 5.250%, 6/15/21 (Pre-refunded 6/15/14) – NPFG Insured
45	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	N/R (5)	45,808
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/36 (Pre-refunded 6/15/14) – NPFG Insured
29,680	Total U.S. Guaranteed			26,860,917
	Utilities – 2.4% (1.7% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	A	1,857,089
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
530	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	6/22 at 100.00	Baa3	494,607
	Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)
2,040	Total Utilities			2,351,696
	Water and Sewer – 8.5% (5.8% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	A–	228,008
	6.000%, 7/01/25
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
670	5.000%, 10/01/23	No Opt. Call	A	764,035
2,730	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,447,718
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A1	269,238
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A1	335,341
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,561,224
	2012A, 3.250%, 9/01/31
925	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	1,168,164
	Option Bond Trust 4729, 7.488%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
670	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	733,871
640	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	665,830
8,110	Total Water and Sewer			8,173,429
$ 151,220	Total Long-Term Investments (cost $135,797,588)			140,345,487
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.5)% (6)			(45,000,000)
	Other Assets Less Liabilities – 1.4%			1,374,133
	Net Assets Applicable to Common Shares - 100%			$ 96,719,620

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$140,345,487	$ —	$140,345,487

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $135,665,401.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 7,604,570
Depreciation	(2,924,484)
Net unrealized appreciation (depreciation) of investments	$ 4,680,086

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014